Taxation - Summary of Tax Charge in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Current year	€ (2,399)	€ (2,128)	€ (2,098)
Over/(under) provided in prior years	245	(154)	119
Current tax (expense) income	(2,154)	(2,282)	(1,979)
Deferred tax
Origination and reversal of temporary differences	189	344	(255)
Changes in tax rates	15	(19)	(59)
Recognition of previously unrecognised losses brought forward	15	34	30
Deferred tax (expense) income	219	359	(284)
Total tax (expense) income	€ (1,935)	€ (1,923)	€ (2,263)